OPERATING SEGMENTS (Schedule of Percentage of Non-Current Assets) (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity according to location	100.00%	100.00%
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity according to location	0.00%	74.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity according to location	100.00%	26.00%